OTHER EXPENSES-NET	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Expense/(Income)-Net
OTHER EXPENSES—NET
        The components of other expenses—net were:

	Years Ended December 31,
(In millions)	2013	2012	2011
Foreign exchange (gains)/losses—net	$9.3	$(3.1)	$(9.7)
Administrative penalty (China)	33.4	—	—
Severance and other costs	2.2	8.0	9.9
Gain on sale of non-core intangible assets	—	(6.5)	—
Legal settlements	7.0	—	—
Other—net	(3.4)	6.4	9.7
Other expenses—net	$48.5	$4.8	$9.9